Note 17 - Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Income (loss) from continuing operations	$ 39,510	$ 34,748	$ 31,500
CANADA
Income (loss) from continuing operations	16,715	17,964	19,560
UNITED STATES
Income (loss) from continuing operations	11,077	6,203	2,670
Other Countries [Member]
Income (loss) from continuing operations	$ 11,718	$ 10,581	$ 9,270